Subsequent Events	12 Months Ended
Mar. 31, 2011
Subsequent Events
Subsequent Events

33.    SUBSEQUENT EVENTS

MUFG has evaluated subsequent events requiring recognition or disclosure in the consolidated financial statements through the date these consolidated financial statements were issued.

Conversion of Morgan Stanley's Stock

On April 21, 2011, MUFG and Morgan Stanley entered into an agreement to convert MUFG's outstanding Series B Non-Cumulative Non-Voting Perpetual Convertible Preferred Stock in Morgan Stanley ("Series B Preferred Stock") with a face value of $7.8 billion and a 10% dividend, into Morgan Stanley's common stock.

On June 30, 2011, MUFG converted the Series B Preferred Stock for approximately 385 million shares of Morgan Stanley's common stock, including approximately 75 million shares resulting from the adjustment to the conversion rate pursuant to the agreement. As a result, MUFG holds approximately 22.4% of the voting right on Morgan Stanley, and MUFG will apply equity method of accounting for common stock in Morgan Stanley due to the significant influence over Morgan Stanley.

Approval of Dividends

On June 29, 2011, the shareholders approved the payment of cash dividends to the shareholders of record on March 31, 2011, of ¥57.50 per share of Class 5 Preferred Stock, ¥2.65 per share of Class 11 Preferred Stock, totaling ¥8,970 million, and ¥6.00 per share of Common stock, totaling ¥84,904 million.

Stock Compensation Type Stock Options (Stock Acquisition Rights)

On July 20, 2011, MUFG allotted the directors, executive officers and corporate auditors of MUFG, BTMU, MUTB, MUSHD and MUMSS stock acquisition rights to acquire an aggregate amount of 8,323,100 shares of MUFG's common stock. The stock acquisition rights have an exercise price of ¥1 per common share, and are exercisable until July 19, 2041.

Redemption of "Non-dilutive" Preferred Securities Issued by a Special Purpose Company

On July 25, 2011, MUFG redeemed a total of ¥120 billion of non-cumulative and non-dilutive perpetual preferred securities issued by a special purpose company in the Cayman Islands called MUFG Capital Finance 3 Limited. These securities were previously accounted for as part of MUFG's Tier I capital at March 31, 2011 under the BIS capital adequacy requirements.